Janus Henderson Multi-Sector Income Fund
Schedule of Investments (unaudited)
September 30, 2024

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 53.7%
Aaset 2019-2 Trust, 6.4130%, 10/16/39ž	$4,723,808	$1,748,140
Accelerated Assets 2024-1A D, 7.8500%, 8/22/44ž	11,200,000	11,176,442
ACHV Trust 2023-1PL D, 8.4700%, 3/18/30ž	2,750,000	2,824,104
Affirm Asset Securitization Trust 2024-A 1E, 9.1700%, 2/15/29ž	4,000,000	4,097,084
AGL CLO 1 Ltd 2021-10A D, CME Term SOFR 3 Month + 3.1616%, 8.4630%, 4/17/34ž,‡	8,000,000	7,992,818
Alaska Airlines 2020-1 Class A Pass Through Trust, 4.8000%, 8/15/27ž	5,638,475	5,631,255
Ally Bank Auto Credit-Linked Notes 2024-A E, 7.9170%, 5/17/32ž	2,397,364	2,410,660
Ally Bank Auto Credit-Linked Notes 2024-A G, 12.7480%, 5/17/32ž	4,271,667	4,354,836
Angel Oak Mortgage Trust I LLC 2024-3 A3, 4.8000%, 11/26/68ž,Ç	4,837,705	4,766,658
Auxilior Term Funding LLC 2023-1A E, 10.9700%, 12/15/32ž	2,550,000	2,626,604
Avis Budget Rental Car Funding AESOP LLC 2021-1A D, 3.7100%, 8/20/27ž	6,000,000	5,679,783
AXIS Equipment Finance Receivables 2024-1A E, 9.6600%, 4/20/32ž	2,875,000	2,937,556
AXIS Equipment Finance Receivables LLC 2024-2A E, 8.8800%, 10/20/32ž	1,400,000	1,421,749
Bain Capital Credit CLO Ltd 2021-4A D, CME Term SOFR 3 Month + 3.3616%, 8.6436%, 10/20/34ž,‡	5,000,000	4,939,432
BAMLL Commercial Mortgage Securities Trust 2015-200P D, 3.7157%, 4/14/33ž,‡	4,400,000	4,280,221
BAMLL Commercial Mortgage Securities Trust 2015-200P E, 3.7157%, 4/14/33ž,‡	6,820,000	6,616,010
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 D, 1.2510%, 7/27/50ž,‡	6,330,000	4,945,951
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	10,755,758	7,925,889
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 D, 0.5869%, 1/27/50ž,‡	2,505,000	2,128,755
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.5038%, 1/27/50ž,‡	3,776,872	3,130,706
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 1.6138%, 11/27/48ž,‡	1,000,000	921,293
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 1.5143%, 11/27/48ž,‡	1,779,000	1,616,996
Bayview Opportunity Master Fund VII 2024-CAR1 E, US 30 Day Average SOFR + 3.6000%, 8.8801%, 12/26/31ž,‡	1,402,912	1,402,272
Bayview Opportunity Master Fund VII 2024-EDU1 C, US 30 Day Average SOFR + 1.8000%, 7.0801%, 6/25/47ž,‡	2,931,346	2,942,249
Bayview Opportunity Master Fund VII 2024-EDU1 D, US 30 Day Average SOFR + 2.7500%, 8.0301%, 6/25/47ž,‡	1,172,538	1,186,489
BB-UBS Trust 2012-SHOW A, 3.4302%, 11/5/36ž	4,563,000	4,540,487
Benefit Street Partners CLO Ltd 2016-10A CRR, CME Term SOFR 3 Month + 3.7616%, 9.0436%, 4/20/34ž,‡	6,750,000	6,778,077
Blue Bridge Funding LLC 2023-1A B, 9.4800%, 11/15/30ž	2,800,000	2,865,955
Blue Bridge Funding LLC 2023-1A C, 9.5000%, 11/15/30ž	2,800,000	2,652,689
Blue Bridge Funding LLC 2023-1A D, 15.0000%, 11/15/30ž	1,743,000	1,734,742
BlueMountain CLO XXVI Ltd 2019-25A D2R, CME Term SOFR 3 Month + 4.4116%, 9.7130%, 7/15/36ž,‡	6,250,000	6,301,342
BlueMountain CLO XXVI Ltd 2021-28A A, CME Term SOFR 3 Month + 1.5216%, 6.8230%, 4/17/34ž,‡	5,000,000	5,004,616
Brean Asset Backed Securities Trust 2024-RM8 A2, 4.5000%, 5/25/64ž	12,014,881	10,775,229
Business Jet Securities LLC 2022-1A C, 6.4130%, 6/15/37ž	2,314,470	2,278,124
Business Jet Securities LLC 2024-1A B, 6.9240%, 5/15/39ž	1,300,304	1,339,177
Business Jet Securities LLC 2024-1A C, 9.1320%, 5/15/39ž	6,159,149	6,281,784
Business Jet Securities LLC 2024-2A B, 5.7540%, 9/15/39ž	3,500,000	3,502,604
Business Jet Securities LLC 2024-2A C, 7.9740%, 9/15/39ž	3,250,000	3,263,882
BX Commercial Mortgage Trust 2021-ARIA E, CME Term SOFR 1 Month + 2.3590%, 7.4560%, 10/15/36ž,‡	10,000,000	9,911,309
BX Commercial Mortgage Trust 2021-ARIA F, CME Term SOFR 1 Month + 2.7080%, 7.8050%, 10/15/36ž,‡	10,000,000	9,807,093
BX Commercial Mortgage Trust 2021-BXMF G, CME Term SOFR 1 Month + 3.4640%, 8.5610%, 10/15/26ž,‡	12,008,236	11,611,572
BX Commercial Mortgage Trust 2021-SOAR G, CME Term SOFR 1 Month + 2.9145%, 8.0115%, 6/15/38ž,‡	6,224,838	6,172,352
BX Commercial Mortgage Trust 2021-SOAR J, CME Term SOFR 1 Month + 3.8645%, 8.9615%, 6/15/38ž,‡	8,152,785	7,969,488

	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2021-VINO E, CME Term SOFR 1 Month + 2.0668%, 7.1638%, 5/15/38ž,‡	$2,009,290		$1,985,521
BX Commercial Mortgage Trust 2021-VINO G, CME Term SOFR 1 Month + 4.0668%, 9.1638%, 5/17/38ž,‡	8,651,409		8,434,890
BX Commercial Mortgage Trust 2021-VOLT F, CME Term SOFR 1 Month + 2.5145%, 7.6110%, 9/15/36ž,‡	8,440,000		8,341,772
BX Commercial Mortgage Trust 2021-VOLT G, CME Term SOFR 1 Month + 2.9645%, 8.0610%, 9/15/36ž,‡	6,000,000		5,939,004
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 5.8457%, 4/15/39ž,‡	8,007,575		7,870,941
BX Commercial Mortgage Trust 2024-AIR2 D, CME Term SOFR 1 Month + 2.7905%, 7.8905%, 10/15/41ž,‡	9,500,000		9,498,962
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 6.7878%, 8/15/39ž,‡	10,000,000		10,009,946
BX Commercial Mortgage Trust 2024-AIRC D, CME Term SOFR 1 Month + 3.0892%, 8.1857%, 8/15/39ž,‡	39,000,000		39,077,727
BX Commercial Mortgage Trust 2024-VLT4 E, CME Term SOFR 1 Month + 2.8894%, 7.9859%, 7/15/29ž,‡	4,000,000		4,000,726
BX Commercial Mortgage Trust 2024-VLT4 F, CME Term SOFR 1 Month + 3.9379%, 9.0344%, 7/15/29ž,‡	8,250,000		8,167,156
BX Commercial Mortgage Trust 2024-WPT B, CME Term SOFR 1 Month + 1.8908%, 6.9873%, 3/15/34ž,‡	9,700,000		9,672,431
BXHPP Trust 2021-FILM B, CME Term SOFR 1 Month + 1.0145%, 6.1115%, 8/15/36ž,‡	12,698,000		12,023,944
BXHPP Trust 2021-FILM E, CME Term SOFR 1 Month + 2.1145%, 7.2115%, 8/15/36ž,‡	2,053,000		1,866,747
BXP Trust 2017-GM D, 3.5390%, 6/13/39ž,‡	6,000,000		5,576,327
CALI Mortgage Trust 2019-101C B, 4.1580%, 3/10/39ž	8,311,000		7,169,176
Carlyle Global Markets Strategies 2017-2A AR2, CME Term SOFR 3 Month + 1.4900%, 6.8217%, 7/20/37ž,‡	32,500,000		32,555,552
Carlyle Global Markets Strategies 2021-11A A2R, CME Term SOFR 3 Month + 1.6100%, 6.9329%, 7/27/37ž,‡	13,500,000		13,556,491
Carlyle Global Markets Strategies 2022-2A C, CME Term SOFR 3 Month + 3.5500%, 8.8320%, 4/20/35ž,‡	5,000,000		5,010,385
Carlyle Global Markets Strategies 2023-4A D, CME Term SOFR 3 Month + 4.1000%, 9.3846%, 10/27/36ž,‡	5,250,000		5,347,189
Carvana Auto Receivables Trust 2021-N3 E, 3.1600%, 6/12/28ž	12,890,000		12,518,542
Castlelake Aircraft Securitization Trust 2018-1, 6.6250%, 6/15/43ž	3,830,196		1,110,966
CBAM CLO Management 2021-14A A, CME Term SOFR 3 Month + 1.3616%, 6.6436%, 4/20/34ž,‡	60,000,000		60,018,420
Cedar Funding Ltd 2018-9A AR, CME Term SOFR 3 Month + 1.4200%, 6.7020%, 7/20/37ž,‡	20,000,000		20,084,784
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 7.7165%, 9/15/38ž,‡	6,529,000		6,541,249
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60ž	918,340		877,742
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	23,189,260		23,314,923
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	21,702,067		21,991,742
Chase Auto Credit Linked Note 2021-3 E, 2.1020%, 2/26/29ž	216,537		212,837
Chase Auto Credit Linked Notes 2021-1 F, 4.2800%, 9/25/28ž	1,259,183		1,257,595
Chase Auto Credit Linked Notes 2021-2 G, 8.4820%, 12/26/28ž	1,950,000		1,983,060
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 6.4801%, 2/25/50ž,‡	1,354,602		1,316,389
Chase Mortgage Finance Corp 2021-CL1 M4, US 30 Day Average SOFR + 2.6500%, 7.9301%, 2/25/50ž,‡	2,192,830		2,079,127
Chase Mortgage Finance Corp 2021-CL1 M5, US 30 Day Average SOFR + 3.2500%, 8.5301%, 2/25/50ž,‡	877,240		812,850
CIFC Funding Ltd 2022-2A D, CME Term SOFR 3 Month + 3.1500%, 8.4295%, 4/19/35ž,‡	4,350,000		4,344,180
CIM Trust 2021-NR1 A1, 5.5690%, 7/25/55ž,Ç	2,229,520		2,213,879
Citigroup Commercial Mortgage Trust 2018-C5, 0.8256%, 6/10/51‡,¤	32,180,769		697,030
Citigroup Commercial Mortgage Trust 2021-PRM2 E, CME Term SOFR 1 Month + 2.5145%, 7.6115%, 10/15/38ž,‡	2,000,000		1,967,897
Citigroup Commercial Mortgage Trust 2021-PRM2 F, CME Term SOFR 1 Month + 3.8645%, 8.9615%, 10/15/38ž,‡	6,000,000		5,854,064
Citigroup Commercial Mortgage Trust 2021-PRM2 G, CME Term SOFR 1 Month + 4.6145%, 9.7115%, 10/15/38ž,‡	6,000,000		5,862,833
Citigroup Commercial Mortgage Trust 2021-PRM2 J, CME Term SOFR 1 Month + 5.5145%, 10.6115%, 10/15/36ž,‡	6,000,000		5,851,067
Coinstar Funding LLC 2017-1A A2, 5.2160%, 4/25/47ž	12,507,337		11,266,311
Cologix Data Centers Issuer LLC 2022-1CAN A2, 4.9400%, 1/25/52ž	5,000,000	CAD	3,554,943

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
COLT Funding LLC 2021-3R B1, 3.5630%, 12/25/64ž,‡	$2,547,000	$1,981,804
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 6.9237%, 6/17/41ž,‡	15,000,000	14,900,778
COMM Mortgage Trust 2024-WCL1 C, CME Term SOFR 1 Month + 2.8890%, 7.9717%, 6/15/41ž,‡	3,750,000	3,756,972
COMM Mortgage Trust 2024-WCL1 D, CME Term SOFR 1 Month + 3.2890%, 8.3717%, 6/15/41ž,‡	11,250,000	11,162,116
Commercial Mortgage Pass-through Certificate 2022-LPF2 E, CME Term SOFR 1 Month + 5.9400%, 11.0365%, 10/15/39ž,‡	3,827,000	3,836,104
Commercial Mortgage Pass-through Certificates 2022-LPF2 D, CME Term SOFR 1 Month + 4.1920%, 9.5289%, 10/17/39ž,‡	5,000,000	4,811,110
Compass Datacenters Issuer II LLC 2024-2A B2, 5.9990%, 8/25/49ž	5,000,000	4,985,267
Connecticut Avenue Securities Trust 2019-R03 1B1, US 30 Day Average SOFR + 4.2145%, 9.4946%, 9/25/31ž,‡	13,310,695	14,145,510
Connecticut Avenue Securities Trust 2019-R04 2B1, US 30 Day Average SOFR + 5.3645%, 10.6446%, 6/27/39ž,‡	4,195,338	4,451,143
Connecticut Avenue Securities Trust 2019-R05, US 30 Day Average SOFR + 4.2145%, 9.4946%, 7/25/39ž,‡	6,624,733	6,896,175
Connecticut Avenue Securities Trust 2021-R01 1B1, US 30 Day Average SOFR + 3.1000%, 8.3801%, 10/25/41ž,‡	23,737,621	24,345,898
Connecticut Avenue Securities Trust 2021-R02 2B1, US 30 Day Average SOFR + 3.3000%, 8.5801%, 11/25/41ž,‡	8,750,000	9,017,914
Connecticut Avenue Securities Trust 2021-R03 1B1, US 30 Day Average SOFR + 2.7500%, 8.0301%, 12/25/41ž,‡	3,442,000	3,514,069
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 8.4301%, 12/25/41ž,‡	13,477,000	13,830,728
Connecticut Avenue Securities Trust 2022-R02 2B1, US 30 Day Average SOFR + 4.5000%, 9.7801%, 1/27/42ž,‡	17,053,000	18,022,773
Connecticut Avenue Securities Trust 2024-R01 1B1, US 30 Day Average SOFR + 2.7000%, 7.9801%, 1/25/44ž,‡	14,329,655	14,540,715
Connecticut Avenue Securities Trust 2024-R03 2B1, US 30 Day Average SOFR + 2.8000%, 8.0634%, 3/25/44ž,‡	8,290,000	8,385,396
Connecticut Avenue Securities Trust 2024-R04 1B1, US 30 Day Average SOFR + 2.2000%, 7.4801%, 5/25/44ž,‡	4,590,000	4,594,248
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 6.3801%, 5/25/44ž,‡	8,769,886	8,769,982
CPC Asset Securitization LLC 2024-1A D, 13.4500%, 8/15/30ž	8,437,000	8,435,934
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A B, 7.7700%, 3/15/32ž	6,524,000	6,728,860
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A C, 7.5600%, 3/15/32ž	5,750,000	5,585,281
CPT Mortgage Trust 2019-CPT F, 3.0967%, 11/13/39ž,‡	11,135,000	8,449,747
Credit Suisse Commercial Mortgage Trust 2021-BHAR C, CME Term SOFR 1 Month + 2.1145%, 7.2115%, 11/15/38ž,‡	8,578,000	8,485,870
Credit Suisse Commercial Mortgage Trust 2021-BHAR E, CME Term SOFR 1 Month + 3.6145%, 8.7115%, 11/15/38ž,‡	2,989,500	2,949,001
Crockett Partners Equipment Co II LLC 2024-1C B, 6.7800%, 1/20/31ž	2,715,152	2,763,413
Crockett Partners Equipment Co II LLC 2024-1C C, 10.1600%, 1/20/31ž	1,163,636	1,172,526
CSAIL Commercial Mortgage Trust 2021-C20 XA, 1.1155%, 3/15/54‡,¤	58,326,593	2,667,014
DBGS Mortgage Trust 2018-BIOD F, CME Term SOFR 1 Month + 2.2960%, 7.3930%, 5/15/35ž,‡	1,573,500	1,542,164
DC Commercial Mortgage Trust 2023-DC D, 7.3785%, 9/12/40ž,‡	10,000,000	10,079,199
Diamond Infrastructure Funding LLC 2021-1A B, 2.3550%, 4/15/49ž	4,000,000	3,722,799
Diamond Infrastructure Funding LLC 2021-1A C, 3.4750%, 4/15/49ž	3,420,000	3,173,653
Diamond Issuer LLC 2021-1A C, 3.7870%, 11/20/51ž	5,000,000	4,502,048
Diamond Resorts Owner Trust 2021-1A D, 3.8300%, 11/21/33ž	314,391	301,594
DROP Mortgage Trust 2021-FILE A, CME Term SOFR 1 Month + 1.2645%, 6.3615%, 10/15/43ž,‡	2,650,000	2,510,908
DROP Mortgage Trust 2021-FILE D, CME Term SOFR 1 Month + 2.8645%, 7.9615%, 10/15/43ž,‡	15,000,000	12,231,532
Dryden Senior Loan Fund 2016-42A A2RR, CME Term SOFR 3 Month + 1.6500%, 6.9514%, 7/15/37ž,‡	12,250,000	12,311,115
Dryden Senior Loan Fund 2022-108A A1R, CME Term SOFR 3 Month + 1.3600%, 6.6386%, 7/20/37ž,‡	20,000,000	20,028,798
Dryden Senior Loan Fund 2023-105A D, CME Term SOFR 3 Month + 5.2000%, 10.4792%, 4/18/36ž,‡	6,000,000	5,988,386
ECAF I Ltd, 5.8020%, 6/15/40ž	3,163,638	964,986
Enva LLC 2024-A A, 7.4300%, 10/21/30ž	4,073,119	4,102,314
Exeter Automobile Receivables Trust 2023-1A E, 12.0700%, 9/16/30ž	3,000,000	3,461,634
Exeter Automobile Receivables Trust 2024-1A E, 7.8900%, 8/15/31ž	10,250,000	10,560,739
Extended Stay America Trust 2021-ESH E, CME Term SOFR 1 Month + 2.9645%, 8.0615%, 7/15/38ž,‡	4,713,577	4,721,075

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Extended Stay America Trust 2021-ESH F, CME Term SOFR 1 Month + 3.8145%, 8.9115%, 7/15/38ž,‡	$9,788,023	$9,798,753
ExteNet Systems 2024-1A C, 9.0500%, 7/25/54ž	5,250,000	5,648,207
Fannie Mae 2020-100 BI, 2.0000%, 1/25/51¤	13,000,547	1,709,447
Fannie Mae 2023-2 DI, 2.0000%, 5/25/51¤	70,279,612	9,154,461
Fannie Mae 2024-60 FG, US 30 Day Average SOFR + 1.1000%, 6.3801%, 9/25/54‡	28,287,912	28,340,696
Fannie Mae REMICS, US 30 Day Average SOFR + 53.7407%, 0%, 10/25/40‡	588,203	928,597
Fannie Mae REMICS, 3.0000%, 5/25/48	12,602	11,526
Fannie Mae REMICS, US 30 Day Average SOFR + 5.9355%, 0.6554%, 8/25/48‡,¤	6,001,508	750,573
Flagship Credit Auto Trust 2022-4 E, 12.6600%, 1/15/30ž	5,000,000	5,387,105
Flagship Credit Auto Trust 2023-1 E, 11.4400%, 4/15/30ž	8,000,000	8,186,824
Flagship Credit Auto Trust 2023-3 E, 9.7400%, 6/17/30ž	3,250,000	3,272,412
Flagstar Mortgage Trust 2021-13IN A17, 3.0000%, 12/30/51ž,‡	14,425,831	12,354,812
FORA Financial Asset Securitization 2024-1A A, 6.3300%, 8/15/29ž	4,962,000	4,989,860
Foundation Finance Trust 2023-2A D, 9.1000%, 6/15/49ž	3,000,000	3,169,433
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	8,002,844	7,845,893
Freddie Mac Multifamily Structured Credit Risk 2021-MN3 M2, US 30 Day Average SOFR + 4.0000%, 9.2801%, 11/27/51ž,‡	10,000,000	10,120,777
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 B2, US 30 Day Average SOFR + 6.0000%, 11.2801%, 8/25/33ž,‡	12,308,000	14,399,275
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA3 B2, US 30 Day Average SOFR + 6.2500%, 11.5301%, 10/25/33ž,‡	20,836,000	24,796,349
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 B1, US 30 Day Average SOFR + 3.4000%, 8.6801%, 10/25/41ž,‡	14,440,000	14,888,106
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, US 30 Day Average SOFR + 3.6500%, 8.9301%, 11/25/41ž,‡	29,197,208	30,284,311
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 B1, US 30 Day Average SOFR + 3.3500%, 8.6301%, 9/25/41ž,‡	4,734,000	4,846,086
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 7.3801%, 9/25/41ž,‡	29,152,135	29,350,801
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 B1, US 30 Day Average SOFR + 3.7500%, 9.0301%, 12/25/41ž,‡	27,058,500	27,877,873
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M2, US 30 Day Average SOFR + 3.3500%, 8.6301%, 11/25/43ž,‡	7,490,866	7,824,825
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA1 M1, US 30 Day Average SOFR + 1.3500%, 6.6301%, 2/25/44ž,‡	21,544,059	21,579,549
Freddiemac Strip 375 C1, 2.5000%, 1/25/51¤	121,236,677	18,290,844
Freddiemac Strip 377 C1, 2.0000%, 1/25/51¤	29,998,624	3,766,168
Freddiemac Strip 377 C4, 2.0000%, 1/25/51¤	27,958,358	3,618,977
FREMF Mortgage Trust 2017-K729 D, 0%, 11/25/49ž,◊	29,422,405	28,787,375
FREMF Mortgage Trust 2017-K729 X2A, 0.1000%, 11/25/49ž,¤	96,932,759	3,786
FREMF Mortgage Trust 2017-K729 X2B, 0.1000%, 11/25/49ž,¤	74,013,744	5,689
FREMF Mortgage Trust 2018-KF45, US 30 Day Average SOFR + 2.0645%, 7.4110%, 3/25/25ž,‡	297,760	293,631
FREMF Mortgage Trust 2018-KSW4 C, US 30 Day Average SOFR + 5.1145%, 10.4610%, 10/25/28‡	18,042,207	15,986,707
FREMF Mortgage Trust 2019-KF70 C, US 30 Day Average SOFR + 6.1145%, 11.4610%, 9/25/29ž,‡	13,914,000	13,569,043
FREMF Mortgage Trust 2019-KF72, US 30 Day Average SOFR + 2.2145%, 7.5610%, 11/25/26ž,‡	2,679,587	2,617,742
FREMF Mortgage Trust 2020-KJ32 BFX, 7.0000%, 11/25/33ž,‡	18,770,745	16,741,453
FREMF Mortgage Trust 2021-KF98 CS, US 30 Day Average SOFR + 8.5000%, 13.8465%, 12/25/30ž,‡	3,697,552	3,662,188
FS Commercial Mortgage Trust 2023-4SZN D, 9.3828%, 11/10/39ž,‡	4,250,000	4,463,442
Gam Resecuritization Trust 2021-FRR2 BK74, 0%, 9/27/51ž,◊	11,000,000	8,194,558
Gam Resecuritization Trust 2021-FRR2 CK74, 0%, 9/27/51ž,◊	18,068,494	13,263,646
GCAT 2022-INV1 A26, 3.0000%, 12/25/51ž,‡	15,543,581	13,341,707
Government National Mortgage Association, CME Term SOFR 1 Month + 5.4355%, 0.4747%, 1/20/44‡,¤	303,121	29,287
Government National Mortgage Association, CME Term SOFR 1 Month + 6.0355%, 0.9390%, 10/16/55‡,¤	459,392	36,140
Government National Mortgage Association, 0.2518%, 1/16/60‡,¤	10,115,571	237,474
Gracie Point International Funding 2023-1A B, US 90 Day Average SOFR + 2.6000%, 7.9685%, 9/1/26ž,‡	3,000,000	3,033,717
Gracie Point International Funding 2023-1A C, US 90 Day Average SOFR + 3.1000%, 8.4685%, 9/1/26ž,‡	3,000,000	3,029,698
Gracie Point International Funding 2023-2A B, US 90 Day Average SOFR + 4.0000%, 9.3685%, 3/1/27ž,‡	7,438,000	7,541,492

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Gracie Point International Funding 2023-2A C, US 90 Day Average SOFR + 5.4000%, 10.7685%, 3/1/27ž,‡	$5,000,000	$5,031,988
Gracie Point International Funding 2024-1A C, US 90 Day Average SOFR + 3.5000%, 8.8684%, 3/1/28ž,‡	4,400,000	4,422,141
Gracie Point International Funding 2024-1A D, US 90 Day Average SOFR + 7.1500%, 12.5184%, 3/1/28ž,‡	2,700,000	2,702,981
GS Mortgage Securities Trust 2017-SLP G, 4.7443%, 10/10/32ž,‡	8,331,000	8,116,320
Hertz Vehicle Financing LLC 2021-1A D, 3.9800%, 12/26/25ž	9,050,000	8,985,094
Hilton Grand Vacations Trust 2022-1D D, 6.7900%, 6/20/34ž	1,226,441	1,231,433
Home Partners of America Trust 2021-3 F, 4.2420%, 1/17/41ž	4,552,766	4,083,338
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	19,217,000	19,320,547
Homeward Opportunities Fund I Trust 2024-RTL1 A2, 8.5700%, 7/25/29ž,Ç	4,359,000	4,399,163
Hotwire Funding LLC 2021-1 C, 4.4590%, 11/20/51ž	3,000,000	2,843,616
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	3,500,000	3,369,723
Hudson's Bay Simon JV Trust 2015-HB10 B10, 4.9056%, 8/5/34ž	2,610,923	2,401,406
Hudson's Bay Simon JV Trust 2015-HB10 C10, 5.6286%, 8/5/34ž,‡	3,864,419	3,229,289
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	4,021,058	3,989,351
Hudson's Bay Simon JV Trust 2015-HB7 B7, 4.6662%, 8/5/34ž	3,000,000	2,851,709
Invesco CLO Ltd 2021-2A D, CME Term SOFR 3 Month + 3.1616%, 8.4630%, 7/17/34ž,‡	5,000,000	4,988,571
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE C, 3.8173%, 1/10/37ž,‡	1,000,000	986,897
JP Morgan Chase Commercial Mortgage Sec Trust 2022-NLP D, CME Term SOFR 1 Month + 2.1664%, 7.2629%, 4/15/37ž,‡	11,031,959	9,976,040
JW Commercial Mortgage Trust 2024-MRCO C, CME Term SOFR 1 Month + 2.3901%, 7.4728%, 6/15/39ž,‡	5,100,000	5,094,059
Kayne CLO 10 Ltd 2021-10A A, CME Term SOFR 3 Month + 1.4316%, 6.7146%, 4/24/34ž,‡	22,500,000	22,519,620
Lendbuzz Securitization Trust 2021-1A A, 5.9900%, 12/15/28ž	5,594,000	5,612,010
Lendbuzz Securitization Trust 2023-2A B, 8.6900%, 6/15/29ž	9,826,000	10,452,886
Lendbuzz Securitization Trust 2024-1A B, 6.5800%, 9/15/29ž	2,500,000	2,569,786
Lendbuzz Securitization Trust 2024-1A C, 7.5800%, 9/15/30ž	4,981,000	5,173,039
Lendbuzz Securitization Trust 2024-2A C, 7.4500%, 5/15/31ž	2,000,000	2,088,897
LFS LLC 2022-A B, 8.0000%, 5/15/34ž	4,000,000	3,930,923
LHOME Mortgage Trust 2024-RTL1 A1, 7.0170%, 1/25/29ž,Ç	6,076,000	6,156,488
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	5,303,729	5,395,194
LHOME Mortgage Trust 2024-RTL2 A2, 8.8970%, 3/25/29ž,Ç	2,075,000	2,115,358
LHOME Mortgage Trust 2024-RTL3 A2, 8.3730%, 5/25/29ž,Ç	3,600,000	3,653,626
Life Financial Services Trust 2021-BMR E, CME Term SOFR 1 Month + 1.8645%, 6.9615%, 3/15/38ž,‡	14,276,416	13,839,110
Life Financial Services Trust 2022-BMR2 D, CME Term SOFR 1 Month + 2.5419%, 7.6384%, 5/15/39ž,‡	10,000,000	9,204,356
LoanMe Trust SBL 2019-1, 13.0000%, 8/15/30ž,Ç	4,210,622	1,621,090
Luxury Lease Partners Auto Lease Trust 2024-4 A, 7.2920%, 7/15/30ž	4,813,935	4,862,874
Luxury Lease Partners Auto Lease Trust 2024-4 B, 10.4910%, 7/15/30ž	5,100,000	5,195,806
Madison Park Funding Ltd 2016-22A DR, CME Term SOFR 3 Month + 3.7616%, 9.0630%, 1/17/33ž,‡	8,500,000	8,545,142
Madison Park Funding Ltd 2018-32A A1R2, CME Term SOFR 3 Month + 1.3600%, 6.6420%, 7/22/37ž,‡	20,000,000	20,000,274
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 6.6392%, 7/20/37ž,‡	40,000,000	40,003,112
Marlette Funding Trust 2023-1A D, 8.1500%, 4/15/33ž	14,300,000	14,609,798
Marlette Funding Trust 2023-2A D, 7.9200%, 6/15/33ž	9,300,000	9,483,272
Marlette Funding Trust 2023-3A D, 8.0400%, 9/15/33ž	9,571,000	10,022,664
Marlette Funding Trust 2023-4A B, 8.1500%, 12/15/33ž	2,500,000	2,632,466
Mello Warehouse Securitization Trust 2024-1 F, CME Term SOFR 1 Month + 5.2500%, 0%, 10/25/57ž,‡	11,458,000	11,458,000
Mercury Financial Credit Card Master Trust 2023-1A A, 8.0400%, 9/20/27ž	8,000,000	8,038,689
Mercury Financial Credit Card Master Trust 2024-1A C, 11.4900%, 2/20/29ž	12,000,000	12,104,312
MHC Commercial Mortgage Trust 2021-MHC F, CME Term SOFR 1 Month + 2.7154%, 7.8124%, 4/15/38ž,‡	5,117,148	5,078,349
MHC Commercial Mortgage Trust 2021-MHC G, CME Term SOFR 1 Month + 3.3154%, 8.4124%, 4/15/38ž,‡	8,908,870	8,709,185
Mission Lane Credit Card Master Trust 2023-A B, 8.1500%, 7/17/28ž	3,000,000	3,021,310
Mission Lane Credit Card Master Trust 2023-A C, 10.0300%, 7/17/28ž	3,250,000	3,290,881
Mission Lane Credit Card Master Trust 2023-B C, 9.6700%, 11/15/28ž	4,750,000	4,848,664
Mission Lane Credit Card Master Trust 2023-B D, 11.9700%, 11/15/28ž	6,976,000	7,107,917
MKT Mortgage Trust 2020-525M F, 3.0386%, 2/12/40ž,‡	11,900,000	6,437,263
Morgan Stanley Capital I Trust 2019-MEAD D, 3.2830%, 11/10/36ž,‡	2,825,000	2,712,343

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
MTN Commercial Mortgage Trust 2022-LPFL F, CME Term SOFR 1 Month + 5.2852%, 10.3852%, 3/15/39ž,‡	$6,000,000	$5,907,599
Multifamily Connecticut Avenue Securities Trust 2019-01, US 30 Day Average SOFR + 3.3645%, 8.6446%, 10/25/49ž,‡	26,542,221	26,640,483
Multifamily Connecticut Avenue Securities Trust 2020-01, US 30 Day Average SOFR + 3.8645%, 9.1446%, 3/25/50ž,‡	10,104,067	10,128,700
MVW Owner Trust 2021-1WA D, 3.1700%, 1/22/41ž	1,089,196	1,037,925
NBC Funding LLC 2021-1 B, 4.9700%, 7/30/51ž	3,000,000	2,707,944
Neuberger Berman CLO Ltd 2014-17A D1R3, CME Term SOFR 3 Month + 3.1500%, 8.4826%, 7/22/38ž,‡	11,000,000	11,069,709
Neuberger Berman CLO Ltd 2023-53A D, CME Term SOFR 3 Month + 4.5000%, 9.7834%, 10/25/32ž,‡	5,500,000	5,543,409
New Residential Mortgage Loan Trust 2022-SFR1 F, 4.4430%, 2/17/39ž	10,500,000	9,596,435
NW Re-Remic Trust 2021-FRR1 BK88, 2.6415%, 12/18/51ž,‡	20,000,000	16,460,246
Oak Hill Credit Partners 2012-7A AR3, CME Term SOFR 3 Month + 1.3316%, 6.4600%, 2/20/34ž,‡	5,000,000	5,001,004
Oak Hill Credit Partners 2019-3A AR, CME Term SOFR 3 Month + 1.4016%, 6.6836%, 7/2/35ž,‡	81,000,000	81,026,649
Oak Street Investment Grade Net Lease Fund 2020-1A B1, 5.1100%, 11/20/50ž	4,499,000	4,241,148
Oak Street Investment Grade Net Lease Fund 2021-1A B1, 4.2300%, 1/20/51ž	6,250,000	5,835,099
Oasis Securitization 2022-2A B, 8.8500%, 10/15/34ž	2,035,892	2,035,892
Oasis Securitization 2023-1A B, 10.2500%, 2/15/35ž	2,440,294	2,452,495
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38ž	8,000,000	7,998,750
Oasis Securitization 2024-1A B, 7.9100%, 9/30/38ž	3,000,000	2,999,180
OCP CLO Ltd 2017-14A A1R, CME Term SOFR 3 Month + 1.3700%, 6.1108%, 7/20/37ž,‡	20,000,000	20,030,378
Octagon 61 Ltd 2023-2A D, CME Term SOFR 3 Month + 5.5000%, 10.7820%, 4/21/36ž,‡	7,100,000	7,377,377
Octagon Investment Partners 42 Ltd 2019-3A A1RR, CME Term SOFR 3 Month + 1.3600%, 6.6358%, 7/15/37ž,‡	20,000,000	20,056,970
Octagon Investment Partners 58 Ltd 2022-1A D, CME Term SOFR 3 Month + 3.5500%, 8.8514%, 7/15/37ž,‡	7,750,000	7,765,949
Ondeck Asset Securitization Trust LLC 2023-1A B, 8.2500%, 8/19/30ž	6,250,000	6,319,865
Ondeck Asset Securitization Trust LLC 2024-1A B, 7.1500%, 6/17/31ž	6,000,000	6,161,810
OPEN Trust 2023-AIR D, CME Term SOFR 1 Month + 6.6838%, 11.7803%, 10/15/28ž,‡	13,295,256	13,374,799
Pagaya AI Debt Selection Trust 2021-1 CERT, 0%, 11/15/27ž,‡,¤	1,846,154	1,846
Pagaya AI Debt Selection Trust 2022-1 C, 4.8880%, 10/15/29ž	3,679,513	3,472,402
Pawnee Equipment Receivables 2022-1 D, 7.2300%, 7/17/28ž	5,000,000	4,911,186
Pawnee Equipment Receivables 2022-1 E, 9.5000%, 9/17/29ž	5,379,000	3,280,956
Pawnee Equipment Receivables Series 2020-1 LLC, 5.4300%, 7/15/27ž	6,165,000	6,155,661
Post Road Equipment Finance 2024-1A D, 6.7700%, 10/15/30ž	1,100,000	1,139,224
Post Road Equipment Finance 2024-1A E, 8.5000%, 12/15/31ž	3,200,000	3,131,195
Prestige Auto Receivables Trust 2023-1A E, 9.8800%, 5/15/30ž	6,000,000	6,383,073
Pretium Mortgage Credit Partners LLC 2021-RN4 A1, 2.4871%, 10/25/51ž,‡	13,489,053	13,390,470
Pretium Mortgage Credit Partners LLC 2023-RN1 A1, 8.2321%, 9/25/53ž,Ç	3,118,423	3,213,918
Pretium Mortgage Credit Partners LLC 2023-RN2 A1, 8.1115%, 11/25/53ž,Ç	4,013,288	4,134,085
PRIMA Capital Ltd, 4.2500%, 12/25/50ž	10,500,000	9,041,195
PRIMA Capital Ltd 2021-9A C, CME Term SOFR 1 Month + 2.4645%, 7.8061%, 12/15/37ž,‡	6,761,824	6,767,018
Project Silver, 6.9000%, 7/15/44ž,‡	898,315	265,084
PRP Advisors LLC 2021-10 A1, 2.4870%, 10/25/26ž,Ç	6,840,414	6,790,986
PRP Advisors LLC 2021-9 A1, 2.3630%, 10/25/26ž,Ç	8,206,789	8,137,868
PRP Advisors LLC 2022-2 A1, 5.0000%, 3/25/27ž,Ç	6,321,284	6,278,430
Rad CLO Ltd 2023-18A D, CME Term SOFR 3 Month + 5.2500%, 10.5514%, 4/15/36ž,‡	6,588,000	6,728,063
Rad CLO Ltd 2023-19A D, CME Term SOFR 3 Month + 5.7500%, 11.0320%, 4/20/35ž,‡	7,000,000	7,025,378
Rad CLO Ltd 2023-21A D, CME Term SOFR 3 Month + 4.4000%, 9.6846%, 1/25/33ž,‡	8,000,000	7,933,292
Raptor Aircraft Finance I LLC, 4.2130%, 8/23/44ž	9,442,424	8,001,982
Reach Financial LLC 2022-2A D, 9.0000%, 5/15/30ž	8,000,000	8,197,523
Reach Financial LLC 2024-1A C, 6.9000%, 2/18/31ž	1,875,000	1,945,662
ReadyCap Lending 2023-3 A, Prime Rate by Country United States + 0.0700%, 8.0700%, 4/27/48ž,‡	8,897,481	9,072,523
RRX Ltd 2021-4A C, CME Term SOFR 3 Month + 3.4116%, 8.7130%, 7/17/34ž,‡	4,000,000	4,008,412
Saluda Grade Alternative Mortgage Trust 2023-FIG3 C, 8.9480%, 8/25/53ž	6,718,253	6,987,754
Saluda Grade Alternative Mortgage Trust 2023-FIG4 C, 8.0070%, 11/25/53ž,‡	6,654,752	6,923,765
Saluda Grade Alternative Mortgage Trust 2024-FIG5 C, 6.8510%, 4/25/54ž,Ç	4,026,489	4,145,171

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Saluda Grade Alternative Mortgage Trust 2024-RTL4 A1, 7.5000%, 2/25/30ž,Ç	$8,348,350	$8,454,905
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	8,052,542	8,233,187
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A2, 8.6830%, 7/25/30ž,Ç	11,300,000	11,571,678
Sand Trust 2021-1A DR, CME Term SOFR 3 Month + 3.3500%, 0%, 10/16/34ž,‡	10,375,000	10,377,054
Santander Bank Auto Credit-Linked Notes 2022-B E, 8.6810%, 8/16/32ž	484,708	485,243
Santander Bank Auto Credit-Linked Notes 2022-C E, 11.3660%, 12/15/32ž	1,184,124	1,201,674
Santander Bank Auto Credit-Linked Notes 2023-A E, 10.0680%, 6/15/33ž	408,947	414,716
Santander Bank Auto Credit-Linked Notes 2023-B E, 8.4080%, 12/15/33ž	2,405,248	2,433,227
Santander Bank Auto Credit-Linked Notes 2023-B F, 12.2400%, 12/15/33ž	7,696,794	7,977,816
Santander Bank Auto Credit-Linked Notes 2023-B G, 17.1280%, 12/15/33ž	4,329,446	4,655,939
Santander Bank Auto Credit-Linked Notes 2024-A E, 7.7620%, 6/15/32ž	2,500,000	2,506,923
Santander Bank Auto Credit-Linked Notes 2024-A F, 10.1710%, 6/15/32ž	9,027,000	9,182,860
Santander Bank Auto Credit-Linked Notes 2024-A G, 13.0300%, 6/15/32ž	8,750,000	8,903,285
Santander Consumer Auto Receivables Trust 2020-BA, 4.1300%, 1/15/27ž	1,500,000	1,491,197
Santander Consumer Auto Receivables Trust 2021-AA E, 3.2800%, 3/15/27ž	1,750,000	1,699,254
SB Multifamily Repack Trust 2020-FRR2 A2, 6.7428%, 12/27/39ž,‡	16,635,824	15,996,052
SBNA Auto Receivables Trust 2024-A E, 8.0000%, 4/15/32ž	6,000,000	6,132,821
SEB Funding LLC 2021-1A A2, 4.9690%, 1/30/52ž	13,712,632	13,434,090
Sierra Receivables Funding Co LLC 2020-2A D, 6.5900%, 7/20/37ž	1,008,294	1,007,969
Sierra Receivables Funding Co LLC 2021-1A D, 3.1700%, 11/20/37ž	2,119,697	2,056,774
Sierra Receivables Funding Co LLC 2022-3A C, 7.6300%, 7/20/39ž	868,421	895,201
Sierra Receivables Funding Co LLC 2023-1A C, 7.0000%, 1/20/40ž	1,138,339	1,167,062
Sierra Receivables Funding Co LLC 2023-3A D, 9.4400%, 9/20/40ž	1,782,908	1,917,755
Sierra Receivables Funding Co LLC 2024-1A D, 8.0200%, 1/20/43ž	1,693,891	1,761,205
Sierra Receivables Funding Co LLC 2024-2A D, 7.4800%, 6/20/41ž	3,715,044	3,807,300
SMRT 2022-MINI E, CME Term SOFR 1 Month + 2.7000%, 7.7970%, 1/15/39ž,‡	7,000,000	6,668,334
SMRT 2022-MINI F, CME Term SOFR 1 Month + 3.3500%, 8.4470%, 1/15/39ž,‡	20,073,000	19,165,504
Sotheby's Artfi Master Trust 2024-1A D, 7.9100%, 12/22/31ž	4,000,000	4,061,967
Sprite Limited 2021-1 B, 5.1000%, 11/15/46ž	3,661,343	3,283,251
Summit Issuer LLC 2020-1A B, 3.1790%, 12/20/50ž	2,500,000	2,419,685
Switch ABS Issuer LLC 2024-2A C, 10.0330%, 6/25/54ž	10,000,000	10,446,546
Tallman Park CLO Ltd 2021-1A D, CME Term SOFR 3 Month + 3.3616%, 8.6436%, 4/20/34ž,‡	4,390,000	4,393,332
The Huntington National Bank 2024-1 C, US 30 Day Average SOFR + 3.1500%, 8.4954%, 5/20/32ž,‡	2,151,309	2,155,829
The Huntington National Bank 2024-1 D, US 30 Day Average SOFR + 5.2500%, 10.5954%, 5/20/32ž,‡	860,523	864,865
The Huntington National Bank 2024-1 E, US 30 Day Average SOFR + 8.2500%, 13.5954%, 5/20/32ž,‡	2,581,570	2,581,490
Theorem Funding Trust 2022-3A B, 8.9500%, 4/15/29ž	4,500,000	4,673,677
Thrust Engine Leasing 2021-1A A, 4.1630%, 7/15/40ž	8,693,949	8,316,125
Tricolor Auto Securitization Trust 2022-1A E, 7.7900%, 8/16/27ž	10,870,000	10,950,517
Tricolor Auto Securitization Trust 2023-1A D, 8.5600%, 7/15/27ž	5,750,000	5,880,719
Tricolor Auto Securitization Trust 2024-1A C, 6.9900%, 1/18/28ž	1,850,000	1,882,108
Tricolor Auto Securitization Trust 2024-1A D, 8.6100%, 4/17/28ž	3,145,000	3,257,029
United Airlines 2014-2 A PTT, 3.7500%, 9/3/26	9,742,654	9,524,859
United Auto Credit Securitization Trust 2024-1 D, 8.3000%, 11/12/29ž	4,500,000	4,646,179
Upland CLO Ltd 2016-1A CR, CME Term SOFR 3 Month + 3.1616%, 8.4436%, 4/21/31ž,‡	8,000,000	8,032,166
Upstart Securitization Trust 2020-3 C, 6.2500%, 11/20/30ž	2,019,041	2,019,143
Upstart Securitization Trust 2021-1 C, 4.0600%, 3/20/31ž	3,285,455	3,265,555
Upstart Securitization Trust 2023-1 B, 8.3500%, 2/20/33ž	6,235,000	6,333,408
Upstart Securitization Trust 2023-3 B, 8.2500%, 10/20/33ž	14,500,000	15,013,007
US Bank National Association 2023-1 C, 9.7850%, 8/25/32ž	2,372,790	2,412,937
USASF Receivables LLC 2022-1A A, 3.9800%, 4/15/25ž	636,989	629,901
VASA Trust 2021-VASA D, CME Term SOFR 1 Month + 2.2145%, 7.3115%, 7/15/39ž,‡	7,000,000	4,530,305
VASA Trust 2021-VASA F, CME Term SOFR 1 Month + 4.0145%, 9.1115%, 7/15/39ž,‡	5,500,000	2,524,229
VB-S1 Issuer LLC 2020-2A B, 3.2290%, 9/15/50ž	5,750,000	5,602,347
VB-S1 Issuer LLC 2020-2A C, 4.4590%, 9/15/50ž	12,000,000	11,670,877
VB-S1 Issuer LLC 2024-1A F, 8.8710%, 5/15/54ž	11,000,000	11,428,858
Wells Fargo Commercial Mortgage Trust 2021-C61 XA, 1.4674%, 11/15/54‡,¤	76,559,663	4,704,620
Wells Fargo Commercial Mortgage Trust 2024-MGP C11, CME Term SOFR 1 Month + 3.0892%, 8.1857%, 8/15/41ž,‡	17,100,000	16,744,413
Westgate Resorts 2022-1A D, 3.8380%, 8/20/36ž	3,800,027	3,649,063
Westgate Resorts 2024-1A C, 7.0600%, 1/20/38ž	3,734,678	3,814,455
Westgate Resorts 2024-1A D, 9.2600%, 1/20/38ž	1,867,339	1,877,169
Westlake Automobile Receivable Trust 2021-3A E, 3.4200%, 4/15/27ž	5,000,000	4,890,419
Willis Engine Securitization Trust 2020-A B, 4.2120%, 3/15/45ž	5,151,804	4,637,036

	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Willis Engine Securitization Trust 2020-A C, 6.6570%, 3/15/45ž	$1,039,136		$966,428
Woodward Capital Management 2017-280P B, CME Term SOFR 1 Month + 1.3800%, 6.4980%, 9/15/34ž,‡	5,400,000		5,193,621
Woodward Capital Management 2024-CES1 A1B, 6.3250%, 2/25/44ž,‡	11,392,993		11,596,253
Worldwide Plaza Trust 2017-WWP F, 3.7154%, 11/10/36ž,‡	4,305,008		305,258
Z Capital Credit Partners CLO 2018-1 Ltd, ICE LIBOR USD 3 Month + 2.4500%, 7.9977%, 1/16/31ž,‡	1,250,000		1,254,324
Z Capital Credit Partners CLO 2018-1A A2 Ltd, ICE LIBOR USD 3 Month + 1.5600%, 7.1077%, 1/16/31ž,‡	1,141,456		1,141,938
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $2,564,378,751)			2,552,679,638
Bank Loans and Mezzanine Loans – 10.5%
Basic Industry – 1.0%
Aruba Investments Holdings LLC, CME Term SOFR 1 Month + 7.7500%, 12.6954%, 11/24/28‡	2,572,000		2,433,755
CI (Maroon) Holdings LLC, CME Term SOFR 3 Month + 4.0000%, 8.7037%, 3/1/31ƒ,‡	5,982,000		5,999,467
Herens US Holdco Corp, CME Term SOFR 3 Month + 3.9250%, 8.6287%, 7/3/28‡	14,062,531		13,124,560
Olympus Water US Holding Corp, EURBIOR 3 Month + 3.7500%, 7.0950%, 6/20/31‡	6,500,000	EUR	7,224,320
SCIH Salt Holdings Inc, CME Term SOFR 3 Month + 3.5000%, 8.7554%, 3/16/27‡	7,974,903		7,967,646
SK Neptune Husky Group Sarl, CME Term SOFR 3 Month + 10.0000%, 13.5868%, 4/30/24‡,€	845,585		338,234
Spa US HoldCo Inc, CME Term SOFR 3 Month + 3.7500%, 9.3462%, 2/4/28‡	3,594,889		3,585,902
Verde Purchaser LLC, CME Term SOFR 3 Month + 4.5000%, 9.1037%, 11/30/30‡	6,523,404		6,459,540
			47,133,424
Brokerage – 0.1%
Aretec Group Inc, CME Term SOFR 1 Month + 4.0000%, 8.8454%, 8/9/30‡	3,887,804		3,804,099
Capital Goods – 1.0%
Arcline FM Holdings LLC, CME Term SOFR 3 Month + 4.5000%, 9.7421%, 6/23/28‡	12,500,000		12,513,375
Covanta Holding Corp, CME Term SOFR 1 Month + 2.7500%, 7.8465%, 11/30/28‡	1,696,830		1,697,187
Covanta Holding Corp, CME Term SOFR 1 Month + 2.7500%, 7.8465%, 11/30/28‡	92,723		92,742
Foundation Building Materials Inc, CME Term SOFR 3 Month + 4.0000%, 9.2521%, 1/29/31‡	13,788,068		13,405,725
Standard Industries Inc, CME Term SOFR 1 Month + 2.0000%, 6.9199%, 9/22/28‡	5,182,781		5,191,436
TransDigm Inc, CME Term SOFR 3 Month + 2.5000%, 7.3196%, 1/19/32‡	6,830,000		6,801,519
White Cap Buyer LLC, CME Term SOFR 1 Month + 3.2500%, 8.0954%, 10/19/29‡	10,152,000		10,073,322
			49,775,306
Commercial Services – 0.4%
Driven Holdings LLC, CME Term SOFR 1 Month + 3.0000%, 7.9599%, 12/17/28‡	10,831,804		10,764,105
Lernen Bidco Ltd, EURIBOR 6 Month + 4.2500%, 8.0340%, 4/3/29‡	5,760,000	EUR	6,411,604
			17,175,709
Communications – 0.8%
Banijay Group US Holding Inc, CME Term SOFR 1 Month + 3.2500%, 8.5506%, 3/1/28‡	10,001,257		10,007,558
CCI Buyer Inc, CME Term SOFR 3 Month + 4.0000%, 8.6037%, 12/17/27‡	9,167,290		9,148,681
Century DE Buyer LLC, CME Term SOFR 3 Month + 4.0000%, 9.2554%, 10/30/30‡	5,825,400		5,808,390
Directv Financing LLC, CME Term SOFR 1 Month + 5.2500%, 10.2099%, 8/2/29‡	11,229,679		11,029,678
Lorca Co-Borrower LLC, CME Term SOFR 3 Month + 3.5000%, 8.1037%, 3/25/31‡	1,886,273		1,887,838
			37,882,145
Consumer Cyclical – 1.9%
1011778 BC ULC, CME Term SOFR 1 Month + 1.7500%, 6.5954%, 9/20/30‡	13,368,508		13,220,518
Delta 2 Lux Sarl, CME Term SOFR 1 Month + 2.00000%, 7.2006%, 9/10/31ƒ,‡	9,140,737		9,136,898
Delta 2 Lux Sarl, CME Term SOFR 1 Month + 2.00000%, 7.2006%, 9/10/31ƒ,‡	4,570,379		4,568,460
Entain PLC, EURIBOR 6 Month + 3.2500%, 7.0490%, 6/30/28‡	6,620,000	EUR	7,399,027
Entain PLC, CME Term SOFR 3 Month + 2.7500%, 8.0140%, 10/31/29‡	1,786,447		1,785,697
House of HR Group BV, EURBIOR 1 Month + 5.2500%, 8.7920%, 11/3/29‡	8,340,000	EUR	9,166,416
Hoya Midco LLC, CME Term SOFR 1 Month + 3.0000%, 7.8454%, 2/3/29‡	5,100,000		5,122,338

	Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Consumer Cyclical – (continued)
Loire Finco Luxembourg, EURIBOR 1 Month + 3.2500%, 6.6280%, 4/21/27‡	2,660,000	EUR	$2,942,707
Ovg Business Services LLC, CME Term SOFR 1 Month + 3.0000%, 7.8454%, 6/25/31‡	$10,281,621		10,217,361
Piolin BidCo SA, EURBIOR 3 Month + 4.5000%, 8.1780%, 9/16/29‡	6,300,000	EUR	6,977,141
Varsity Brands LLC, CME Term SOFR 3 Month + 3.7500%, 8.8213%, 8/26/31‡	20,958,000		20,805,216
			91,341,779
Consumer Non-Cyclical – 1.9%
Financiere Mendel SASU, EUBIOR 3 Month + 3.5000%, 6.8450%, 11/8/30‡	1,330,000	EUR	1,483,077
Financiere Mendel SASU, CME Term SOFR 3 Month + 3.2500%, 8.3542%, 11/8/30‡	2,775,000		2,775,000
Heartland Dental LLC, CME Term SOFR 1 Month + 4.5000%, 9.3454%, 4/28/28‡	17,812,500		17,482,256
LifePoint Health Inc, CME Term SOFR 3 Month + 4.7500%, 10.3157%, 11/16/28‡	2,554,702		2,549,592
LifePoint Health Inc, CME Term SOFR 1 Month + 4.0000%, 8.9648%, 5/17/31‡	3,501,000		3,499,740
Medline Borrower LP, EURBIOR 1 Month + 2.2500%, 5.6280%, 10/23/28‡	13,000,000	EUR	14,473,093
Medline Borrower LP, CME Term SOFR 1 Month + 2.2500%, 7.0954%, 10/23/28‡	7,431,000		7,420,374
Mehilainen Yhtiot Oy, EURIBOR 3 Month + 4.0000%, 7.3450%, 8/5/31‡	1,280,000	EUR	1,425,770
Saratoga Food Specialties, CME Term SOFR 3 Month + 3.7500%, 8.6989%, 3/7/29‡	5,955,371		5,977,704
Star Parent Inc, CME Term SOFR 3 Month + 4.0000%, 9.0846%, 9/27/30‡	13,462,209		13,078,536
Summit Behavioral Healthcare LLC, CME Term SOFR 3 Month + 4.2500%, 9.3072%, 11/24/28ƒ,‡	14,175,810		13,183,504
Topgolf Callaway Brands Corp, CME Term SOFR 1 Month + 3.0000%, 7.8454%, 3/15/30‡	8,373,697		8,242,900
			91,591,546
Diversified Financial Services – 0%
Luxembourg Investment Co 428 Sarl, CME Term SOFR 3 Month + 7.00000%, 10.4338%, 1/3/29‡	7,944,280		99,304
Electric – 0.1%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.75000%, 7.8680%, 9/19/31ƒ,‡	4,286,000		4,285,229
Finance Companies – 0.2%
Athena Bidco SASU, EURIBOR 3 Month + 4.0000%, 7.3450%, 4/14/31‡	8,390,000	EUR	9,383,293
Financial Institutions – 0.2%
Chrysaor Bidco Sarl, CME Term SOFR 1 Month + 3.5000%, 8.8224%, 5/14/31ƒ,‡	118,985		119,394
Chrysaor Bidco Sarl, CME Term SOFR 1 Month + 3.5000%, 8.8224%, 7/17/31ƒ,‡	1,608,877		1,614,412
Mermaid Bidco Inc, CME Term SOFR 3 Month + 3.2500%, 8.4921%, 7/3/31‡	10,162,000		10,136,595
			11,870,401
Health Care Providers & Services – 0.2%
VetStrategy Canada Holdings Inc, CME Term SOFR 3 Month + 4.7500%, 9.3932%, 12/6/28‡	9,220,392		9,224,264
Industrial – 0.5%
Chromalloy Corp, CME Term SOFR 3 Month + 3.7500%, 8.3537%, 3/27/31‡	5,918,000		5,613,637
Inspired Finco Holdings Ltd, EURBIOR 1 Month + 4.0000%, 7.3780%, 2/28/31‡	10,760,000	EUR	11,994,597
Proampac PG Borrower LLC, CME Term SOFR 3 Month + 4.0000%, 9.3014%, 9/15/28‡	7,475,645		7,481,252
			25,089,486
Insurance – 0.3%
Truist Insurance Holdings LLC, CME Term SOFR 3 Month + 3.2500%, 7.8537%, 5/6/31‡	5,000,000		4,987,500
USI Inc/NY, CME Term SOFR 3 Month + 2.7500%, 7.3537%, 9/27/30‡	8,720,849		8,690,500
			13,678,000
Technology – 1.5%
Ahead DB Holdings LLC, CME Term SOFR 3 Month + 3.5000%, 8.1037%, 2/3/31‡	6,128,000		6,131,493
Claudius Finance Sarl, EURIBOR 3 Month + 3.5000%, 7.2050%, 7/10/28‡	3,250,000	EUR	3,622,180
Coherent Corp, CME Term SOFR 1 Month + 2.5000%, 7.3454%, 7/2/29‡	2,937,073		2,934,312
Fortress Intermediate 3 Inc, CME Term SOFR 1 Month + 3.7500%, 8.5954%, 6/27/31‡	5,807,000		5,792,483
Gold Rush Bidco Ltd, EURBIOR 3 Month + 4.0000%, 7.5420%, 5/16/31‡	6,040,000	EUR	6,740,421
Modena Buyer LLC, CME Term SOFR 3 Month + 4.5000%, 9.1037%, 7/1/31‡	16,047,000		15,328,255
Neptune Bidco US Inc, CME Term SOFR 3 Month + 5.0000%, 10.4040%, 4/11/29ƒ,‡	15,935,000		14,927,749
Rocket Software Inc, CME Term SOFR 1 Month + 4.7500%, 9.5954%, 11/28/28‡	13,649,564		13,652,430
			69,129,323

	Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Transportation – 0.4%
AAdvantage Loyalty IP Ltd, CME Term SOFR 3 Month + 4.7500%, 10.2936%, 4/20/28‡	$7,852,941		$8,065,599
First Student Bidco Inc, CME Term SOFR 3 Month + 3.0000%, 7.7037%, 7/21/28‡	4,465,233		4,467,733
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 2.0000%, 6.6037%, 4/10/31‡	5,261,941		5,248,786
			17,782,118
Total Bank Loans and Mezzanine Loans (cost $508,200,079)			499,245,426
Corporate Bonds – 25.0%
Air Freight & Logistics – 0.2%
Air Transport Services Group Inc, 3.8750%, 8/15/29	10,057,000		9,444,529
Banking – 1.5%
American Express Co, US Treasury Yield Curve Rate 5 Year + 2.8540%, 3.5500%‡,μ	1,850,000		1,753,208
Bank of America Corp, SOFR + 1.6500%, 5.4680%, 1/23/35‡	2,893,000		3,042,291
Bank of New York Mellon Corp/The, SOFR + 1.6060%, 4.9670%, 4/26/34‡	5,144,000		5,269,726
BNP Paribas SA, US Treasury Yield Curve Rate 1 Year + 1.4500%, 5.1250%, 1/16/29ž,‡	4,755,000		4,855,515
BNP Paribas SA, US Treasury Yield Curve Rate 5 Year + 4.9690%, 9.2500%ž,‡,μ	2,928,000		3,199,027
BPCE SA, 4.5000%, 3/15/25ž	544,000		541,141
Capital One Financial Corp, SOFR + 2.2600%, 6.0510%, 2/1/35‡	2,481,000		2,626,987
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.4170%, 3.8750%‡,μ	5,310,000		5,110,751
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.5970%, 4.0000%‡,μ	5,000,000		4,895,272
Commonwealth Bank of Australia, 3.7840%, 3/14/32ž	4,985,000		4,640,476
Credit Suisse Group AG, SOFR + 3.7300%, 4.1940%, 4/1/31ž,‡	2,185,000		2,134,012
Goldman Sachs Group Inc, SOFR + 1.5100%, 4.3870%, 6/15/27‡	8,729,000		8,748,266
ING Groep NV, SOFR + 2.0900%, 6.1140%, 9/11/34‡	2,990,000		3,261,021
Intesa Sanpaolo SpA, 5.7100%, 1/15/26ž	580,000		584,500
JPMorgan Chase & Co, US Treasury Yield Curve Rate 5 Year + 2.8500%, 3.6500%‡,μ	1,716,000		1,660,130
Morgan Stanley, CME Term SOFR 3 Month + 1.8896%, 4.4310%, 1/23/30‡	1,454,000		1,457,179
Morgan Stanley, SOFR + 3.1200%, 3.6220%, 4/1/31‡	2,740,000		2,630,853
Morgan Stanley, US Treasury Yield Curve Rate 5 Year + 2.4300%, 5.9480%, 1/19/38‡	1,081,000		1,133,248
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	3,231,000		3,699,427
Societe Generale SA, 4.2500%, 4/14/25ž	3,623,000		3,596,891
Societe Generale SA, 4.7500%, 11/24/25ž	3,638,000		3,614,484
UniCredit SpA, US Treasury Yield Curve Rate 1 Year + 2.3000%, 2.5690%, 9/22/26ž,‡	1,583,000		1,547,247
US Bancorp, SOFR + 1.8600%, 5.6780%, 1/23/35‡	1,439,000		1,525,337
			71,526,989
Basic Industry – 1.7%
Avient Corp, 6.2500%, 11/1/31ž	2,743,000		2,811,926
Compass Minerals International Inc, 6.7500%, 12/1/27ž,#	9,878,000		9,830,452
First Quantum Minerals Ltd, 9.3750%, 3/1/29ž	1,594,000		1,689,551
Hudbay Minerals Inc, 4.5000%, 4/1/26ž	6,918,000		6,842,648
Mineral Resources Ltd, 9.2500%, 10/1/28ž	6,885,000		7,331,071
Neon Holdings Inc, 10.1250%, 4/1/26ž	3,021,000		2,794,337
Novelis Corp, 3.2500%, 11/15/26ž	6,218,000		6,000,202
Olympus Water US Holding Corp, 7.2500%, 6/15/31ž	10,365,000		10,785,612
Progroup AG, 5.3750%, 4/15/31	9,000,000	EUR	9,757,367
Verde Purchaser LLC, 10.5000%, 11/30/30ž	10,453,000		11,343,993
WR Grace Holdings LLC, 5.6250%, 8/15/29ž	10,600,000		9,957,462
			79,144,621
Brokerage – 0.4%
Artec Group Inc, 10.0000%, 8/15/30ž	3,966,000		4,220,680
Blue Owl Finance LLC, 6.2500%, 4/18/34ž	4,458,000		4,668,784
Nasdaq Inc, 4.5000%, 2/15/32	6,005,000	EUR	7,161,260
Nasdaq Inc, 5.5500%, 2/15/34	1,352,000		1,426,276
			17,477,000
Capital Goods – 1.5%
Alta Equipment Group Inc, 9.0000%, 6/1/29ž	10,301,000		9,224,217
Ardagh Metal Packaging SA, 3.0000%, 9/1/29	14,233,000	EUR	13,492,099
Berry Global Inc, 5.6500%, 1/15/34ž	11,130,000		11,426,334
Boeing Co/The, 6.3880%, 5/1/31ž	2,801,000		2,978,407
Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC, 9.0000%, 2/15/29ž	7,169,000		7,480,930
LBM Acquisition LLC, 6.2500%, 1/15/29ž	12,688,000		11,997,859
Regal Rexnord Corp, 6.3000%, 2/15/30	1,951,000		2,075,045

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Capital Goods – (continued)
Regal Rexnord Corp, 6.4000%, 4/15/33	$1,303,000		$1,393,576
Wilsonart LLC, 11.0000%, 8/15/32ž	13,125,000		13,128,950
			73,197,417
Communications – 2.2%
AT&T Inc, EURIBOR ICE SWAP Rate + 3.1400%, 2.8750%‡,μ	5,300,000	EUR	5,841,249
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.5500%, 6/1/34	14,683,000		15,272,859
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.5000%, 4/1/63	5,424,000		4,419,523
Connect Finco Sarl / Connect US Finco LLC, 9.0000%, 9/15/29ž	11,626,000		11,250,888
Frontier Communications Holdings LLC, 8.6250%, 3/15/31ž	10,336,000		11,143,138
Iliad Holdings SASU, 6.8750%, 4/15/31	9,104,000	EUR	10,766,080
McGraw-Hill Education Inc, 7.3750%, 9/1/31ž	9,854,000		10,224,244
Midcontinent Communications, 8.0000%, 8/15/32ž	15,167,000		15,437,231
Netflix Inc, 3.6250%, 6/15/30	6,830,000	EUR	7,816,457
Univision Communications Inc, 4.5000%, 5/1/29ž	3,400,000		3,037,299
Univision Communications Inc, 7.3750%, 6/30/30ž	1,134,000		1,097,484
Univision Communications Inc, 8.5000%, 7/31/31ž	7,418,000		7,434,570
			103,741,022
Consumer Cyclical – 4.4%
Adler Pelzer Holding GmbH, 9.5000%, 4/1/27	6,450,000	EUR	6,786,187
Aston Martin Capital Holdings Ltd, 10.0000%, 3/31/29ž	9,452,000		9,275,043
Beazer Homes USA Inc, 5.8750%, 10/15/27	4,128,000		4,127,013
CBRE Services Inc, 5.9500%, 8/15/34	5,473,000		5,877,839
Choice Hotels International Inc, 5.8500%, 8/1/34	11,657,000		12,021,359
Ford Motor Credit Co LLC, 3.3750%, 11/13/25	4,664,000		4,574,949
Ford Motor Credit Co LLC, 6.1250%, 3/8/34	6,724,000		6,808,023
Ford Motor Credit Co LLC, 7.3500%, 11/4/27	3,566,000		3,786,449
Full House Resorts Inc, 8.2500%, 2/15/28ž	10,378,000		10,393,359
Garrett Motion Holdings Inc / Garrett LX I Sarl, 7.7500%, 5/31/32ž	7,860,000		8,043,893
General Motors Financial Co Inc, ICE LIBOR USD 3 Month + 3.5980%, 5.7500%‡,μ	13,680,000		13,378,292
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/31	2,207,000		2,068,901
JB Poindexter & Co Inc, 8.7500%, 12/15/31ž	10,060,000		10,636,075
Kohl's Corp, 4.6250%, 5/1/31Ç	7,649,000		6,441,608
LGI Homes Inc, 4.0000%, 7/15/29ž	10,940,000		10,130,105
Lithia Motors Inc, 3.8750%, 6/1/29ž	3,700,000		3,452,852
Lithia Motors Inc, 4.3750%, 1/15/31ž,#	6,689,000		6,224,440
Mavis Tire Express Services Corp, 6.5000%, 5/15/29ž,#	9,493,000		9,121,843
NCL Corporation Ltd, 7.7500%, 2/15/29ž	8,470,000		9,076,477
Pinnacle Bidco PLC, 8.2500%, 10/11/28	5,150,000	EUR	6,074,452
Royal Caribbean Cruises Ltd, 5.6250%, 9/30/31ž	6,885,000		6,975,366
Sands China Ltd, 3.8000%, 1/8/26	4,000,000		3,930,567
Sands China Ltd, 2.8500%, 3/8/29	7,249,000		6,584,096
VICI Properties LP, 4.9500%, 2/15/30	3,425,000		3,445,273
VICI Properties LP, 5.1250%, 5/15/32	1,327,000		1,332,393
Victra Holdings LLC / Victra Finance Corp, 8.7500%, 9/15/29ž	10,931,000		11,477,012
Wynn Macau Ltd, 5.1250%, 12/15/29ž	12,049,000		11,321,781
Wynn Resorts Finance LLC, 6.2500%, 3/15/33ž	13,984,000		14,166,441
			207,532,088
Consumer Non-Cyclical – 3.1%
Amer Sports Co, 6.7500%, 2/16/31ž	10,736,000		11,005,205
Cheplapharm Arzneimittel GmbH, 7.5000%, 5/15/30	12,700,000	EUR	14,881,688
Hasbro Inc, 6.0500%, 5/14/34	9,139,000		9,618,689
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	11,834,000		12,661,467
HLF Financing Sarl LLC / Herbalife International Inc, 12.2500%, 4/15/29ž	4,157,000		4,143,543
HLF Financing Sarl LLC / Herbalife International Inc, 4.8750%, 6/1/29ž	7,721,000		4,857,901
IQVIA Inc, 5.7000%, 5/15/28	8,385,000		8,707,377
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 6.7500%, 3/15/34ž	5,726,000		6,343,815
LifePoint Health Inc, 11.0000%, 10/15/30ž	4,625,000		5,218,785
LifePoint Health Inc, 10.0000%, 6/1/32ž,#	6,871,000		7,553,751
Mattel Inc, 5.4500%, 11/1/41	4,674,000		4,457,166
Organon Finance 1 LLC, 5.1250%, 4/30/31ž	17,733,000		16,706,639
Pilgrim's Pride Corp, 6.2500%, 7/1/33	8,897,000		9,439,370
Royalty Pharma PLC, 5.4000%, 9/2/34	7,202,000		7,388,071
Solventum Corp, 5.6000%, 3/23/34ž	7,777,000		8,053,755
Teva Pharmaceutical Industries Ltd, 4.3750%, 5/9/30	10,000,000	EUR	11,089,074

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Universal Health Services Inc, 2.6500%, 1/15/32	$5,334,000	$4,590,202
US Foods Inc, 5.7500%, 4/15/33ž	2,635,000	2,637,828
		149,354,326
Electric – 2.0%
Algonquin Power & Utilities Corp, US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	8,480,000	7,923,534
Alpha Generation LLC, 6.7500%, 10/15/32ž	3,228,000	3,273,507
American Electric Power Co Inc, US Treasury Yield Curve Rate 5 Year + 2.6750%, 3.8750%, 2/15/62‡	3,783,000	3,567,747
CMS Energy Corp, US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	2,300,000	2,219,438
FirstEnergy Transmission LLC, 4.5500%, 1/15/30ž	6,121,000	6,174,805
IPALCO Enterprises Inc, 4.2500%, 5/1/30	2,749,000	2,657,467
Liberty Utilities Co, 5.8690%, 1/31/34ž	6,845,000	7,173,957
Lightning Power LLC, 7.2500%, 8/15/32ž	12,968,000	13,636,332
NRG Energy Inc, 7.0000%, 3/15/33ž	10,205,000	11,336,326
PG&E Corp, SOFR + 0.9500%, 0%, 9/4/25‡	22,761,000	22,768,203
Vistra Operations Co LLC, 6.8750%, 4/15/32ž	6,133,000	6,451,474
Vistra Operations Co LLC, 6.9500%, 10/15/33ž	8,264,000	9,316,801
		96,499,591
Energy – 2.4%
Blue Racer Midstream LLC / Blue Racer Finance Corp, 7.2500%, 7/15/32ž	3,119,000	3,273,079
DT Midstream Inc, 4.1250%, 6/15/29ž	7,432,000	7,109,016
EnLink Midstream LLC, 5.6500%, 9/1/34	13,230,000	13,670,202
EnLink Midstream Partners LP, CME Term SOFR 3 Month + 4.3716%, 9.3128%‡,μ	7,858,000	7,864,943
EQT Corp, 5.7000%, 4/1/28	8,363,000	8,653,129
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27ž	13,378,000	14,279,476
Hess Midstream Operations LP, 4.2500%, 2/15/30ž	15,018,000	14,339,916
Howard Midstream Energy Partners LLC, 7.3750%, 7/15/32ž	12,671,000	13,123,367
Murphy Oil Corp, 6.0000%, 10/1/32	3,627,000	3,578,638
Occidental Petroleum Corp, 5.5500%, 10/1/34	6,450,000	6,547,942
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.0000%, 9/1/31ž	7,101,000	6,725,169
USA Compression Partners LP / USA Compression Finance Corp, 6.8750%, 9/1/27	8,376,000	8,446,802
Venture Global LNG Inc, 9.5000%, 2/1/29ž	6,486,666	7,307,260
		114,918,939
Finance Companies – 1.6%
Blackstone Private Credit Fund, 6.2500%, 1/25/31ž	5,660,000	5,814,420
Blackstone Secured Lending Fund, 5.8750%, 11/15/27	3,916,000	3,981,941
Blue Owl Credit Income Corp, 5.8000%, 3/15/30ž	15,447,000	15,300,051
GGAM Finance Ltd, 5.8750%, 3/15/30ž	7,790,000	7,800,205
goeasy Ltd, 7.6250%, 7/1/29ž	10,776,000	11,164,076
Macquarie Airfinance Holdings Ltd, 5.1500%, 3/17/30ž	5,094,000	5,105,080
Macquarie Airfinance Holdings Ltd, 6.5000%, 3/26/31ž	9,650,000	10,186,421
Navient Corp, 9.3750%, 7/25/30	8,997,000	9,980,282
Oaktree Strategic Credit Fund, 8.4000%, 11/14/28ž	1,905,000	2,060,748
Sixth Street Lending Partners, 6.5000%, 3/11/29ž	3,515,000	3,606,889
		75,000,113
Financial Institutions – 0.2%
Burford Capital Global Finance LLC, 6.2500%, 4/15/28ž	4,962,000	4,951,668
Burford Capital Global Finance LLC, 6.8750%, 4/15/30ž	4,025,000	4,023,330
GGAM Finance Ltd, 8.0000%, 6/15/28ž	2,977,000	3,190,918
		12,165,916
Independent Power and Renewable Electricity Producers – 0.4%
NextEra Energy Partners LP, 0%, 11/15/25ž,◊	8,192,000	7,651,328
NextEra Energy Partners LP, 2.5000%, 6/15/26ž	10,151,000	9,541,506
		17,192,834
Insurance – 0.6%
Aon North America Inc, 5.7500%, 3/1/54	4,133,000	4,378,240
Athene Global Funding, 2.6460%, 10/4/31ž	5,897,000	5,060,193
Broadstreet Partners Inc, 5.8750%, 4/15/29ž	10,225,000	9,755,737
Centene Corp, 3.3750%, 2/15/30	9,799,000	9,029,941
Ryan Specialty LLC, 5.8750%, 8/1/32ž	2,993,000	3,042,866
		31,266,977
Mortgage Assets – 0.1%
Banco La Hipotecaria SA, 4.1250%, 12/15/24ž	5,000,000	4,970,671
Natural Gas – 0.5%
Engie SA, 5.8750%, 4/10/54ž	1,784,000	1,862,667

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Natural Gas – (continued)
NiSource Inc, US Treasury Yield Curve Rate 5 Year + 2.4510%, 6.9500%, 11/30/54‡	$11,335,000	$11,709,497
NiSource Inc, US Treasury Yield Curve Rate 5 Year + 2.5270%, 6.3750%, 3/31/55‡	8,539,000	8,698,713
		22,270,877
Real Estate Investment Trusts (REITs) – 0.7%
Americold Realty Operating Partnership LP, 5.4090%, 9/12/34	5,464,000	5,481,321
Broadstone Net Lease LLC, 2.6000%, 9/15/31	5,585,000	4,697,640
Lexington Realty Trust, 2.7000%, 9/15/30	2,280,000	2,027,840
Rithm Capital Corp, 8.0000%, 4/1/29ž	9,567,000	9,680,913
Starwood Property Trust Inc, 7.2500%, 4/1/29ž	2,893,000	3,033,490
Starwood Property Trust Inc, 6.0000%, 4/15/30ž	7,864,000	7,867,201
		32,788,405
Technology – 1.0%
CA Magnum Holdings, 5.3750%, 10/31/26ž	6,237,000	6,143,389
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	11,923,000	11,035,336
Gartner Inc, 3.7500%, 10/1/30ž	5,925,000	5,562,104
Intel Corp, 4.1500%, 8/5/32	6,870,000	6,546,283
Intel Corp, 5.1500%, 2/21/34#	2,809,000	2,838,110
Iron Mountain Inc, 4.5000%, 2/15/31ž	3,754,000	3,561,033
Marvell Technology Inc, 4.8750%, 6/22/28	3,684,000	3,719,732
Western Digital Corp, 2.8500%, 2/1/29	9,546,000	8,702,954
		48,108,941
Transportation – 0.5%
Cargo Aircraft Management Inc, 4.7500%, 2/1/28ž	10,151,000	9,730,467
Rand Parent LLC, 8.5000%, 2/15/30ž,#	12,049,000	12,288,088
		22,018,555
Total Corporate Bonds (cost $1,155,847,315)		1,188,619,811
Promissory Notes – 0.2%
Development – 0.2%
University of Michigan Student Housing Land Loan, 13.0000%, 3/7/25¢ (cost $9,443,308)	9,443,308	9,443,308
Mortgage-Backed Securities – 20.1%
Fannie Mae:
2.5000%, TBA, 30 Year Maturity	8,292,606	7,154,164
3.0000%, TBA, 30 Year Maturity	127,088,381	114,031,702
3.5000%, TBA, 30 Year Maturity	117,894,409	109,791,290
4.0000%, TBA, 30 Year Maturity	30,097,947	28,905,978
4.5000%, TBA, 30 Year Maturity	156,465,836	153,845,190
5.0000%, TBA, 30 Year Maturity	149,678,280	149,587,126
5.5000%, TBA, 30 Year Maturity	103,800,556	105,023,327
6.0000%, TBA, 30 Year Maturity	60,538,000	61,870,441
6.5000%, TBA, 30 Year Maturity	9,400,000	9,690,742
		739,899,960
Fannie Mae Pool:
3.0000%, 10/1/34	108,978	105,468
6.0000%, 2/1/37	514	549
3.0000%, 9/1/42	890,570	820,707
3.0000%, 1/1/43	1,134,175	1,045,202
3.0000%, 2/1/43	454,228	418,595
3.0000%, 2/1/43	29,670	27,356
3.0000%, 3/1/43	1,469,018	1,354,438
3.0000%, 3/1/43	410,919	378,868
3.0000%, 5/1/43	340,987	314,390
3.0000%, 5/1/43	1,732	1,597
5.0000%, 7/1/44	4,481	4,561
4.5000%, 10/1/44	3,057	3,081
4.5000%, 3/1/45	4,730	4,767
3.0000%, 7/1/45	1,742,036	1,606,162
4.5000%, 2/1/46	6,676	6,718
3.0000%, 9/1/46	820,096	755,761
3.0000%, 11/1/46	296,136	270,601
3.0000%, 1/1/47	44,427	40,596
4.0000%, 5/1/47	718,708	704,908
3.5000%, 1/1/48	2,494	2,368
4.0000%, 1/1/48	9,673	9,484
3.5000%, 3/1/48	2,858,869	2,697,494
4.0000%, 3/1/48	2,967	2,905
4.5000%, 12/1/48	452,900	453,056

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
3.0000%, 9/1/49	$319,991	$293,584
4.5000%, 12/1/50	4,379,216	4,360,825
4.0000%, 10/1/51	23,872,086	23,196,356
5.5000%, 6/1/53	9,390,977	9,655,707
5.5000%, 6/1/53	150,163	154,437
5.5000%, 7/1/53	431,052	442,223
5.5000%, 7/1/53	259,593	266,939
5.5000%, 9/1/53	14,462,270	14,856,841
3.0000%, 2/1/57	4,615,462	4,074,801
3.0000%, 6/1/57	20,027	17,671
		68,349,016
Freddie Mac Pool:
3.0000%, 5/1/31	949,197	926,298
3.0000%, 9/1/32	160,964	156,258
3.0000%, 1/1/33	89,302	86,655
3.0000%, 10/1/34	262,196	253,752
3.0000%, 10/1/34	133,028	128,744
6.0000%, 4/1/40	10,799	11,525
3.0000%, 2/1/43	3,358	3,096
3.0000%, 11/1/43	3,621,294	3,337,212
4.5000%, 5/1/44	2,195	2,207
3.5000%, 7/1/46	2,074	1,975
4.0000%, 3/1/47	5,604	5,484
3.5000%, 12/1/47	35,306	33,491
3.5000%, 2/1/48	2,221	2,104
4.0000%, 4/1/48	1,254	1,225
4.5000%, 4/1/49	1,075,031	1,070,514
4.0000%, 5/1/49	3,821,993	3,708,537
3.5000%, 8/1/49	1,803,109	1,694,820
3.0000%, 12/1/49	430,546	391,126
3.0000%, 12/1/49	259,456	235,701
5.5000%, 10/1/52	125,717	129,621
5.5000%, 7/1/53	1,932,398	1,982,478
5.5000%, 7/1/53	1,115,319	1,144,224
6.0000%, 9/1/53	15,282,031	15,850,199
		31,157,246
Ginnie Mae:
3.5000%, TBA, 30 Year Maturity	98,660,539	92,576,144
4.0000%, TBA, 30 Year Maturity	16,054,402	15,517,944
5.0000%, TBA, 30 Year Maturity	7,343,765	7,355,882
		115,449,970
Ginnie Mae I Pool:
4.5000%, 8/15/46	9,345	9,334
4.0000%, 7/15/47	2,853	2,777
4.0000%, 8/15/47	335	327
4.0000%, 11/15/47	572	557
4.0000%, 12/15/47	1,786	1,738
		14,733
Ginnie Mae II Pool:
4.5000%, 2/20/48	85,842	85,811
4.5000%, 5/20/48	1,911	1,908
4.5000%, 5/20/48	794	792
		88,511
Total Mortgage-Backed Securities (cost $962,467,353)		954,959,436
Common Stocks – 0.4%
Health Care Providers & Services – 0.1%
Surgery Partners Inc*	172,012	5,545,667
Semiconductor & Semiconductor Equipment – 0.3%
Advanced Micro Devices Inc*	37,118	6,090,321
Marvell Technology Inc	83,936	6,053,464
		12,143,785
Total Common Stocks (cost $17,490,131)		17,689,452
Preferred Stocks – 0%
Consumer Cyclical – 0%
Quiksilver Inc¢	12,688	10,785
Finance Companies – 0%
Castlelake Aircraft Securitization Trust 2018-1, 6/15/43‡	1,000,000	25,000
Industrial – 0%
Project Silver, 3/15/44ž	1,500,000	138,750

	Shares or Principal Amounts	Value
Preferred Stocks – (continued)
Industrial – (continued)
START Ireland, 3/15/44ž,‡	1,500,000	$450,000
Thunderbolt II Aircraft Lease Ltd, 9/15/38	10	163,487
Thunderbolt III Aircraft Lease Ltd, 11/15/39ž,‡	5,000,000	250,000
		1,002,237
Total Preferred Stocks (cost $11,018,746)		1,038,022
Convertible Preferred Stocks – 0.2%
Machinery – 0.2%
Chart Industries Inc, 6.7500%, 12/15/25 (cost $6,945,778)	134,220	6,744,555
Private Preferred Equity – 0.1%
Real Estate Preferred Equity – 0.1%
Dawson Forest, 13.0000% (6.50% Cash or 6.50% PIK), 4/2/29Ø,¢ (cost $4,115,440)	4,115,440	4,115,440
Investment Companies£ – 8.3%
Exchange-Traded Funds (ETFs) – 4.2%
Janus Henderson Emerging Markets Debt Hard Currency#,*	3,768,971	196,740,286
Money Markets – 4.1%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº	195,150,717	195,189,748
Total Investment Companies (cost $388,624,059)		391,930,034
Investments Purchased with Cash Collateral from Securities Lending – 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº,£	12,513,766	12,513,766
Time Deposits – 0.1%
Royal Bank of Canada, 4.8100%, 10/1/24	$3,128,442	3,128,442
Total Investments Purchased with Cash Collateral from Securities Lending (cost $15,642,207)		15,642,208
Total Investments (total cost $5,644,173,167) – 118.8%		5,642,107,330
Liabilities, net of Cash, Receivables and Other Assets – (18.8)%		(891,480,456)
Net Assets – 100%		$4,750,626,874

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$5,269,502,496	93.4%
United Kingdom	69,890,894	1.3
Canada	52,568,265	0.9
France	52,084,733	0.9
Germany	31,425,242	0.6
Cayman Islands	29,379,490	0.5
Luxembourg	21,907,563	0.4
Macao	21,836,444	0.4
Finland	12,430,975	0.2
Netherlands	12,427,437	0.2
Australia	11,971,547	0.2
Ireland	11,956,109	0.2
Israel	11,089,074	0.2
Jersey	9,275,043	0.2
Peru	6,842,648	0.1
India	6,143,389	0.1
Panama	4,970,671	0.1
Switzerland	2,134,012	0.1
Italy	2,131,747	0.0
Zambia	1,689,551	0.0
Bermuda	450,000	0.0
Total	$5,642,107,330	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - 8.3%
Exchange-Traded Funds (ETFs) - 4.2%
Janus Henderson Emerging Markets Debt Hard Currency*,#
	$-	$193,434,311	$-	$-	$3,305,975	$196,740,286	3,768,971	$-
Money Markets - 4.1%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	148,169,315	716,429,216	(669,415,646)	6,863	-	195,189,748	195,150,717	2,759,867
Total Investment Companies - 8.3%
	$148,169,315	$909,863,527	$(669,415,646)	$6,863	$3,305,975	$391,930,034	198,919,688	$2,759,867
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº
	13,805,716	38,163,498	(39,455,448)	-	-	12,513,766	12,513,766	84,595 ∆
Total Affiliated Investments - 8.5%
	$161,975,031	$948,027,025	$(708,871,094)	$6,863	$3,305,975	$404,443,800	211,433,454	$2,844,462

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Canadian Dollar	10/30/24	41,194	$(30,640)	$(155)
Canadian Dollar	10/30/24	(4,792,234)	3,475,336	(71,075)
Euro	10/30/24	31,697,267	(35,379,932)	(52,804)
Euro	10/30/24	6,047,398	(6,680,116)	59,811
Euro	10/30/24	(14,436,106)	16,110,606	21,327
Euro	10/30/24	(189,926,948)	205,969,370	(5,707,364)
Total				$(5,750,260)

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	2,816	12/31/24	$321,816,000	$484,000
5 Year US Treasury Note	10,952	1/6/25	1,203,436,568	1,677,427
Total - Futures Long				2,161,427
Futures Short:
2 Year US Treasury Note	994	1/6/25	(206,992,735)	(403,812)
Ultra 10-Year Treasury Note	1,569	12/31/24	(185,607,797)	(122,410)
Ultra Long Term US Treasury Bond	85	12/31/24	(11,312,969)	45,156
US Treasury Long Bond	59	12/31/24	(7,327,063)	11,523
Total - Futures Short				(469,543)
Total				$1,691,884

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2024
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$31,994,674
Average amounts sold - in USD	222,115,013
Futures contracts:
Average notional amount of contracts - long	1,386,131,284
Average notional amount of contracts - short	360,998,698

Notes to Schedule of Investments (unaudited)
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ULC	Unlimited Liability Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30,
2024 is $3,167,868,850, which represents 66.7% of net assets.

*	Non-income producing security.
ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡
Variable or floating rate security. Rate shown is the current rate as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2024.
#	Loaned security; a portion of the security is on loan at September 30, 2024.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.
¤
Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
€	Security is in default, thus not accruing interest income. The rate and maturity date shown is as of the contractual maturity date.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended September 30, 2024 is $13,569,533, which represents 0.3% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$2,552,679,638	$-
Bank Loans and Mezzanine Loans	-	499,245,426	-
Corporate Bonds	-	1,188,619,811	-
Promissory Notes	-	-	9,443,308
Mortgage-Backed Securities	-	954,959,436	-
Common Stocks	17,689,452	-	-
Preferred Stocks	-	1,027,237	10,785
Convertible Preferred Stocks	6,744,555	-	-
Private Preferred Equity	-	-	4,115,440
Investment Companies	196,740,286	195,189,748	-
Investments Purchased with Cash Collateral from Securities Lending	-	15,642,208	-
Total Investments in Securities	$221,174,293	$5,407,363,504	$13,569,533
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	81,138	-
Futures Contracts	2,218,106	-	-
Total Assets	$223,392,399	$5,407,444,642	$13,569,533
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$5,831,398	$-
Futures Contracts	526,222	-	-
Total Liabilities	$526,222	$5,831,398	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments.
The Fund did not hold a significant amount of Level 3 securities as of September 30, 2024.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70288 11-24